Related-Party Disclosures (Tables)	12 Months Ended
Dec. 31, 2025
Related Party [Abstract]
Schedule of Significant Entities Owning Voting and Restricted Stock
The following lists the most significant entities where the Company owns 100% of the voting and restricted securities.

Name	Jurisdiction of Incorporation
International Insurance Group Inc.	Barbados
Mustang Acquisition Holdings Inc.	Delaware, United States
Stantec Australia Holdings No.1 Pty Ltd	Australia
Stantec Australia Pty Ltd	Australia
Stantec Consulting International LLC	Arizona, United States
Stantec Consulting International Ltd.	Canada
Stantec Consulting Ltd./Stantec Experts-conseils ltée	Canada
Stantec Consulting Michigan Inc.	Michigan, United States
Stantec Consulting Services Inc.	New York, United States
Stantec Delaware V LLC	Delaware, United States
Stantec Delaware VI LLC	Delaware, United States
Stantec Global Capital Limited	United Kingdom
Stantec GS Inc.	Virginia, United States
Stantec Holdings GP ULC	Canada
Stantec Holdings LP	Canada
Stantec Holdings ULC	Canada
Stantec International Consulting, Inc.	Delaware, United States
Stantec New Zealand	New Zealand
Stantec Technology International Inc.	Delaware, United States
Stantec US Insurance Group, Inc.	Arizona, United States
Stantec UK Limited	United Kingdom

Schedule of Structured Entities
The following lists the most significant structured entities that are consolidated in the Company’s financial statements.

Name	Jurisdiction of Incorporation
Stantec Architecture Inc.	North Carolina, United States
Stantec Architecture Ltd.	Canada
Stantec Geomatics Ltd.	Canada
Stantec International Inc.	Pennsylvania, United States

Schedule of Joint Operations
The Company also conducted its business through joint operations, the most significant of which are listed below.

Name	Ownership Interests	Jurisdiction

Stantec and WSP Gold Coast JV	70%	Australia
Galveston Coastal Service	50%	United States
RMTC-Stantec JV	50%	United States
Water Smart Alliance JV	45%	United States
Starr ll, a Joint Venture	37.5%	United States
WSM Pacific SIOP, a Joint Venture	32%	United States
Better Together (B2G) Joint Venture	10%	Australia

Schedule of Total Dollar Amount for Transactions that Entered into Related Parties	The following table provides the total dollar amount for transactions that have been entered into with related parties.

	For the year ended December 31, 2025			For the year ended December 31, 2024
	Sales to Related Parties $	Distributions Paid $	Amounts Owed by Related Parties $	Sales to Related Parties $	Distributions Paid $	Amounts Owed by Related Parties $
Joint ventures	207.3	6.9	30.0	143.0	0.9	24.5

Schedule of Compensation of Key Management Personnel and Directors of the Company

		For the year ended December 31,
		2025	2024
	Note	$	$
Salaries and other short-term employment benefits		21.3	18.0
Directors’ fees, including DSUs	22	5.2	5.2
Share-based compensation for key management	22	18.3	16.1
Total compensation		44.8	39.3